MANAGEMENT'S PLANS	12 Months Ended
Dec. 31, 2015
MANAGEMENT'S PLANS [Abstract]
MANAGEMENT'S PLANS

NOTE 2 – MANAGEMENT’S PLANS

As a technology company focusing on the development of the next generation photonic devices and non-linear optical polymer materials systems, substantial net losses have been incurred since inception. The Company has satisfied capital requirements since inception primarily through the issuance and sale of its common stock. The Company currently has a cash position of approximately $3,290,000. Based upon the current cash position and expenditures of approximately $290,000 per month and no debt service, management believes the Company has sufficient funds currently to finance its operations through January 2017. In January 2016, the Company signed a Purchase Agreement with an institutional investor to sell up to $20,000,000 of common stock. The Company also entered into a Registration Rights Agreement with the institutional investor whereby the Company filed a registration statement related to the transaction with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period.